Stock Options and Restricted Shares (Details) - Schedule of Restricted Shares Activity	12 Months Ended
Mar. 31, 2024 $ / shares shares
Schedule of Restricted Shares Activity [Abstract]
Number of non-vested restricted shares, outstanding beginning balance | shares	190,000
Weighted average grant datefair value, outstanding beginning balance | $ / shares	$ 2.13
Number of non-vested restricted shares, Granted | shares	300,000
Weighted average grant datefair value, Granted | $ / shares
Number of non-vested restricted shares, Forfeited | shares	(15,000)
Weighted average grant datefair value, Forfeited | $ / shares
Number of non-vested restricted shares, outstanding ending balance | shares	475,000
Weighted average grant datefair value, outstanding ending balance | $ / shares	$ 1.95